Note Popular, Inc. (Holding company only) financial information (Statement of Operations) (Parenthetical) (Detail) - Popular, Inc. Holding Co. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Interest income from subsidiaries and affiliate	$ 4,237	$ 6,121	$ 3,183
Expenses
Operating expenses for services by subsidiaries and affiliates	14,400	10,511	8,225
Expense reimbursement by subsidiaries for services provided by parent	$ 106,725	$ 90,807	$ 76,720